A T C | Fidelity Advisor Freedom 2060 Fund
Fund Summary Fund/Class: Fidelity Advisor Freedom® 2060 Fund/A, T, C
Investment Objective
The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here)of the prospectus.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Advisor Freedom 2060 Fund	Class A		Class T		Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses A T C Fidelity Advisor Freedom 2060 Fund		Class A	Class T	Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses	[1]	none	none	none
Acquired fund fees and expenses	[1]	0.78%	0.78%	0.78%
Total annual operating expenses		1.03%	1.28%	1.78%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Sell All Shares
Expense Example A T C Fidelity Advisor Freedom 2060 Fund (USD $)	Class A	Class T	Class C
1 year	674	476	281
3 years	884	742	560

Hold Shares
Expense Example, No Redemption A T C Fidelity Advisor Freedom 2060 Fund (USD $)	Class A	Class T	Class C
1 year	674	476	181
3 years	884	742	560

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance.
Principal Investment Strategies
  Strategic Advisers, Inc. (Strategic Advisers) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2060).
  Using an asset allocation among underlying Fidelity funds as of inception of approximately:

Domestic Equity Funds	63.0%

International Equity Funds	27.0%

Bond Funds	10.0%

Short-Term Funds	0.0%

Principal Investment Risks
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.